Earnings Per Share (Details) In Millions, except Share data	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2010 Common Stock [Member] USD ($)	Dec. 31, 2009 Common Stock [Member] USD ($)	Dec. 31, 2008 Common Stock [Member] USD ($)	Dec. 31, 2010 E Ordinary Shares [Member] USD ($)	Dec. 31, 2009 E Ordinary Shares [Member] USD ($)	Dec. 31, 2008 E Ordinary Shares [Member] USD ($)
Net income/(loss) - attributable to AngloGold Ashanti
Income/(loss) from continuing operations	$ 112	$ (825)	$ (586)
Discontinued operations	0	0	23
Net income/(loss) - attributable to AngloGold Ashanti	112	(825)	(563)
Undistributed income/(losses)	45	(870)	(604)
Ordinary shares undistributed income/(losses)	45	(865)	(600)
E Ordinary shares undistributed losses	0	(5)	(4)
Denominator For Basic Income Per Ordinary Share [Abstract]
Ordinary shares	367,664,700	356,563,773	312,610,124
Fully vested options	1,023,459	791,353	547,460
Weighted average number of ordinary shares				368,688,159	357,355,126	313,157,584
Effect Of Dilutive Potential Ordinary Shares [Abstract]
Dilutive potential of stock incentive options	1,569,606	0	0
Dilutive potential of convertible bonds	0	0	0
Dilutive potential of E Ordinary shares	0	0	0
Ordinary shares - diluted				370,257,765	357,355,126	313,157,584
E Ordinary shares basic and diluted							3,182,662	3,873,169	4,046,364
Antidilutive Employee Share Based Securities Excluded From Computation Of Earnings Per Share	0	1,234,858	872,373
Antidilutive Convertible Debt Securities Excluded From Computation Of Earnings Per Share	33,524,615	15,384,615	15,384,615
Income Loss From Continuing Operations Per Basic Share				$ 0.30	$ (2.30)	$ (1.86)	$ 0.15	$ (1.15)	$ (0.93)
Income Loss From Continuing Operations Per Diluted Share				$ 0.30	$ (2.30)	$ (1.86)	$ 0.15	$ (1.15)	$ (0.93)
Income Loss From Discontinued Operations Net Of Tax Per Basic Share				$ 0.00	$ 0.00	$ 0.07	$ 0.00	$ 0.00	$ 0.04
Income Loss From Discontinued Operations Net Of Tax Per Diluted Share				$ 0.00	$ 0.00	$ 0.07	$ 0.00	$ 0.00	$ 0.04
Ordinary shares				$ 0.30	$ (2.30)	$ (1.79)	$ 0.15	$ (1.15)	$ (0.89)
Ordinary shares - diluted				$ 0.30	$ (2.30)	$ (1.79)	$ 0.15	$ (1.15)	$ (0.89)
Dividends [Abstract]
Ordinary shares	$ 67	$ 45	$ 41	$ 67	$ 45	$ 41	$ 0	$ 0	$ 0